Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes [Abstract]
Income taxes

16. Income taxes

New Borun incorporated in Cayman Islands and Golden Direction incorporated in the British Virgin Islands are at statutory tax rate of nil, China High was incorporated in Hong Kong's Special Administrative Region is at statutory tax rate of 16.5%. Shandong Borun, Daqing Borun and WGC are PRC operating companies and are subject to PRC Enterprise Income Tax. Pursuant to the PRC Enterprise Income Tax Law, Enterprise Income Tax is generally imposed at a statutory rate of 25%.

The following table represents the Company's effective tax rate reconciliation for the periods presented:

	Year Ended December 31,
	2010	2011	2012
Statutory tax rate	25%	25%	25%
Expenses not deductible	0.39%	0.15%	-%
Income not subject to tax	-	-	-
Effective tax rate	25.39%	25.15%	25%

The provision for income taxes consists of taxes on income from operations plus changes in deferred taxes for the periods presented:

	Year Ended December 31,
	2010	2011	2012	2012
	(RMB)	(RMB)	(RMB)	($)
Current tax expenses	88,264,738	105,194,680	62,717,151	9,978,069

Income tax expense	88,264,738	105,194,680	62,717,151	9,978,069

The Company did not have any significant temporary differences relating to deferred tax assets/ liabilities as of December 31, 2011 and 2012.

Pursuant to PRC Enterprise Income Tax Law ("EIT"), the PRC subsidiaries of China New Borun is obligated to withhold income tax on dividends paid-out to the U.S. entity, a foreign entity, and non-resident, for earnings retained after January 1, 2008. The applicable tax rate is 5% on the dividends paid-out. As the PRC subsidiaries are wholly or majority owned by the U.S. holding entity, the Company anticipates no cash dividends in the foreseeable futures, and all earnings will be used to re-invest in the PRC subsidiaries. Accordingly, no withholding income tax was accrued.

The Company has adopted FASB ASC Topic 740-10-05, Income Taxes. To date, the adoption of this interpretation has not impacted the Company's financial position, results of operations, or cash flows. The Company performed self-assessment and the Company's liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed, which in the PRC is usually 5 years. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company's liability for income taxes. Any such adjustment could be material to the Company's results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of December 31, 2012, management considered that the Company had no uncertain tax positions affecting its consolidated financial position and results of operations or cash flows, and will continue to evaluate for any uncertain position in future. There are no estimated interest costs and penalties provided in the Company's consolidated financial statements for the years ended December 31, 2010, 2011 and 2012, respectively. The Company's tax positions related to open tax years are subject to examination by the relevant tax authorities and the major one is the China Tax Authority.